Acquisitions (Purchase Price Allocation) (Details) (Linn Energy, LLC [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Linn Energy, LLC [Member]
Assets:
Current	$ 12,215
Noncurrent	210,390
Oil and natural gas properties	2,701,385
Total assets acquired	2,923,990
Liabilities:
Current	223,114
Asset retirement obligations	63,663
Noncurrent	196,601
Total liabilities assumed	483,378
Net assets acquired	$ 2,440,612